Equity Investments (Tables)	6 Months Ended
Jun. 30, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Investments
Below is a table of equity investment activity (in thousands):

Balance at December 31, 2021	$27,607
Gain from change in fair value of investment in Scorpio Tankers	46,767
Balance at June 30, 2022	$74,374

Dividend income from Scorpio Tankers common stock	$431